Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segmental analysis
Revenue	£ 16,656	£ 16,063	£ 15,945
Personal and Business Banking (PBB)
Segmental analysis
Revenue	7,889	8,064	7,910
UK Personal & Business Banking
Segmental analysis
Revenue	7,221	7,392	7,249
Ulster Bank RoI
Segmental analysis
Revenue	668	672	661
Commercial and Private Banking (CPB)
Segmental analysis
Revenue	4,571	4,392	4,445
Commercial Banking
Segmental analysis
Revenue	3,695	3,664	3,706
Private Banking
Segmental analysis
Revenue	876	728	739
RBS International
Segmental analysis
Revenue	654	428	469
NatWest Markets
Segmental analysis
Revenue	2,798	2,217	3,247
Central Items & other
Segmental analysis
Revenue	744	962	(126)
Operating segment
Segmental analysis
Revenue	16,656	16,063	15,945
Operating segment | Personal and Business Banking (PBB)
Segmental analysis
Revenue	7,821	8,024	7,857
Operating segment | UK Personal & Business Banking
Segmental analysis
Revenue	7,153	7,348	7,197
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	668	676	660
Operating segment | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	4,292	4,175	4,205
Operating segment | Commercial Banking
Segmental analysis
Revenue	3,611	3,590	3,638
Operating segment | Private Banking
Segmental analysis
Revenue	681	585	567
Operating segment | RBS International
Segmental analysis
Revenue	506	309	313
Operating segment | NatWest Markets
Segmental analysis
Revenue	1,882	1,408	1,708
Operating segment | Central Items & other
Segmental analysis
Revenue	2,155	2,147	1,862
Inter segment/consolidation adjustments | Personal and Business Banking (PBB)
Segmental analysis
Revenue	68	40	53
Inter segment/consolidation adjustments | UK Personal & Business Banking
Segmental analysis
Revenue	68	44	52
Inter segment/consolidation adjustments | Ulster Bank RoI
Segmental analysis
Revenue		(4)	1
Inter segment/consolidation adjustments | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	279	217	240
Inter segment/consolidation adjustments | Commercial Banking
Segmental analysis
Revenue	84	74	68
Inter segment/consolidation adjustments | Private Banking
Segmental analysis
Revenue	195	143	172
Inter segment/consolidation adjustments | RBS International
Segmental analysis
Revenue	148	119	156
Inter segment/consolidation adjustments | NatWest Markets
Segmental analysis
Revenue	916	809	1,539
Inter segment/consolidation adjustments | Central Items & other
Segmental analysis
Revenue	£ (1,411)	£ (1,185)	£ (1,988)